1
The Gabelli Global Mini Mites Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 69 .6%
Aerospace and Defense — 4 .6%
500 Astronics Corp. † ...................................... $ 22,805
3,300 Astronics Corp. , Cl. B † ............................. 150,381
8,900 Avio SpA .................................................. 559,024
1,000 CPI Aerostructures Inc. † ........................... 2,520
4,500 Innovative Solutions and Support Inc. † ..... 56,205
8,800 Redwire Corp. † ........................................ 79,112
870,047
Agriculture — 0 .8%
100 Alico Inc. .................................................. 3,466
9,000 Limoneira Co. ........................................... 133,650
11,338 S&W Seed Co. † ....................................... 3,968
141,084
Automotive: Parts and Accessories — 5 .8%
12,500 Garrett Motion Inc. ................................... 170,250
15,700 Monro Inc. ............................................... 282,129
3,200 Motorcar Parts of America Inc. † ............... 52,928
8,500 Standard Motor Products Inc. ................... 346,970
3,400 Strattec Security Corp. † ............................ 231,404
1,083,681
Broadcasting — 1 .6%
6,800 Beasley Broadcast Group Inc. , Cl. A † ........ 36,720
90,000 Corus Entertainment Inc. , Cl. B † ............... 5,820
9,000 Cumulus Media Inc. , Cl. A † ....................... 1,241
65,000 Entravision Communications Corp. , Cl. A .. 151,450
1,000 Mediaco Holding Inc. , Cl. A † ..................... 1,270
16,000 Townsquare Media Inc. , Cl. A .................... 107,520
304,021
Building and Construction — 1 .7%
59,026 Armstrong Flooring Inc. † .......................... 6
16,000 Gencor Industries Inc. † ............................ 234,080
1,925 Neinor Homes SA ..................................... 39,189
200 The Monarch Cement Co. ......................... 46,766
320,041
Business Services — 1 .0%
400 Boston Omaha Corp. , Cl. A † ..................... 5,232
5,400 Du-Art Film Laboratories Inc., Non-
Voting † (a) ............................................ 6,512
600 Du-Art Film Laboratories Inc., Voting † (a) .. 724
4,000 Ework Group AB ....................................... 46,907
2,500 Magnera Corp. † ....................................... 29,300
1,000 MIND Technology Inc. † ............................ 8,090
13,000 TransAct Technologies Inc. † ..................... 70,460
80,002 Trans-Lux Corp. † ...................................... 20,000
187,225
Cable and Satellite — 0 .6%
21,000 WideOpenWest Inc. † ................................ 108,360
Shares
Market
Value
Computer Software and Services — 0 .4%
17,000 Alithya Group Inc. , Cl. A † .......................... $ 21,420
900 Asetek A/S † ............................................. 365
700 Bittium Oyj ............................................... 12,393
500 Daktronics Inc. † ....................................... 10,460
2,200 NextNav Inc. † ........................................... 31,460
60,000 Pacific Online Ltd. .................................... 2,776
78,874
Consumer Products — 4 .6%
12,500 American Outdoor Brands Inc. † ................ 108,500
2,000 Aspen Group Inc. † ................................... 249
71,500 Clarus Corp. ............................................. 250,250
600 CompX International Inc. .......................... 14,040
700,000 Goodbaby International Holdings Ltd. ....... 115,138
3,500 Lifecore Biomedical Inc. † ......................... 25,760
12,500 Lifetime Brands Inc. ................................. 48,375
4,500 Marine Products Corp. .............................. 39,915
2,500 Movado Group Inc. ................................... 47,425
6,400 Nobility Homes Inc. .................................. 192,000
200 Oil-Dri Corp. of America ............................ 12,208
4,000 PetMed Express Inc. † ............................... 10,040
71,000 Playmates Holdings Ltd. ........................... 4,744
868,644
Consumer Services — 1 .3%
1,500 Contextlogic Holdings Inc. † ...................... 11,970
270,000 Tribal Group plc ........................................ 228,768
240,738
Diversified Industrial — 9 .5%
9,000 Ascent Industries Co. † .............................. 115,920
2,400 Burnham Holdings Inc. , Cl. A .................... 59,460
2,400 CECO Environmental Corp. † ..................... 122,880
23,000 Commercial Vehicle Group Inc. † ............... 39,100
500 Emeren Group Ltd. , ADR † ........................ 945
1,200 Graham Corp. † ......................................... 65,880
3,000 Horizon Copper Corp. † ............................. 4,268
3,000 INNOVATE Corp. † ..................................... 14,670
22,000 Myers Industries Inc. ................................ 372,680
30,000 Park-Ohio Holdings Corp. ......................... 637,200
3,000 Perma-Fix Environmental Services Inc. † ... 30,300
3,000 Quest Resource Holding Corp. † ................ 4,680
27,000 Velan Inc. ................................................. 302,652
1,770,635
Electronics — 0 .2%
200 Bel Fuse Inc. , Cl. B ................................... 28,204
1,000 Kopin Corp. † ............................................ 2,430
700 Smart Eye AB † ......................................... 6,409
300 Ultralife Corp. † ......................................... 2,046
39,089
Energy and Utilities — 1 .4%
2,400 Capstone Green Energy Holdings Inc. † ...... 6,588

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
400 Consolidated Water Co. Ltd. ...................... $ 14,112
2,500 DMC Global Inc. † ..................................... 21,125
31,000 Fluence Corp. Ltd. † .................................. 1,292
4,800 Innovex International Inc. † ....................... 88,992
6,000 RGC Resources Inc. ................................. 134,640
266,749
Entertainment — 1 .9%
15,000 Borussia Dortmund GmbH & Co. KGaA ..... 63,751
20,000 Reading International Inc. , Cl. A † .............. 29,400
11,500 Reservoir Media Inc. † ............................... 93,610
10,000 Sportech plc † (a) ...................................... 11,297
2,500 Starz Entertainment Corp. † ....................... 36,825
8,000 The Marcus Corp. ..................................... 124,080
358,963
Equipment and Supplies — 1 .7%
2,000 Applied Optoelectronics Inc. † ................... 51,860
4,000 Ilika plc † .................................................. 2,421
5,000 The Eastern Co. ........................................ 117,300
9,000 Titan Machinery Inc. † ............................... 150,660
322,241
Financial Services — 1 .8%
500 CFSB Bancorp Inc. † .................................. 7,070
200 Diamond Hill Investment Group Inc. .......... 28,002
200,000 GAM Holding AG † .................................... 37,184
1,000 OceanFirst Financial Corp. ........................ 17,570
5,000 Steel Partners Holdings LP † ..................... 211,300
10,000 VNV Global AB † ....................................... 27,426
328,552
Food and Beverage — 2 .4%
155,000 China Foods Ltd. ...................................... 87,838
5,000 Corby Spirit and Wine Ltd. , Cl. A ............... 50,478
48,000 Farmer Brothers Co. † ............................... 82,080
3,000 Lifeway Foods Inc. † .................................. 83,280
25,000 SunOpta Inc. † .......................................... 146,500
450,176
Health Care — 5 .4%
45,000 Accuray Inc. † ........................................... 75,150
40,000 Achaogen Inc. † (a) .................................... 0
5,000 Axogen Inc. † ............................................ 89,200
400 Daxor Corp. † ............................................ 5,436
8,500 Electromed Inc. † ...................................... 208,675
3,000 GRAIL Inc. † ............................................. 177,390
39,000 Harvard Bioscience Inc. † .......................... 17,102
8,000 Neuronetics Inc. † ..................................... 21,840
5,000 Niagen Bioscience Inc. † ............................ 46,650
2,900 Oncimmune Holdings plc † ........................ 44
1,600 Option Care Health Inc. † ........................... 44,416
1,300 Tristel plc ................................................. 6,329
Shares
Market
Value
600 Utah Medical Products Inc. ....................... $ 37,782
14,500 Zimvie Inc. † ............................................. 274,630
1,004,644
Hotels and Gaming — 5 .2%
3,000 Bally's Corp. † ........................................... 33,300
4,000 Canterbury Park Holding Corp. ................. 64,720
17,500 Full House Resorts Inc. † ........................... 56,175
7,000 Genius Sports Ltd. † .................................. 86,660
25,000 Inspired Entertainment Inc. † ..................... 234,500
18,000 Krispy Kreme Inc. ..................................... 69,660
1,500 Nathan's Famous Inc. ............................... 166,110
85,000 Ollamani SAB † ......................................... 254,812
965,937
Machinery — 3 .5%
6,000 CFT SpA † (a) ............................................. 32,404
12,000 L.B. Foster Co. , Cl. A † ............................... 323,400
22,000 Twin Disc Inc. ........................................... 306,680
662,484
Metals and Mining — 8 .3%
15,000 Americas Gold & Silver Corp. † .................. 55,800
122,000 Ampco-Pittsburgh Corp. † ......................... 279,380
61,000 NN Inc. † .................................................. 125,660
126,000 Tredegar Corp. † ....................................... 1,011,780
40,000 Western Copper & Gold Corp. † ................. 78,800
1,551,420
Publishing — 0 .6%
19,000 Lee Enterprises Inc. † ................................ 103,360
Real Estate — 0 .7%
150 Capital Properties Inc. , Cl. A ..................... 1,673
32,000 Corem Property Group AB , Cl. B ............... 13,997
7,507 Gyrodyne LLC † ........................................ 75,145
12,000 Orion Properties Inc. , REIT ....................... 32,400
155,000 Trinity Place Holdings Inc. † ...................... 7,207
20,000 Trinity Place Holdings Inc. † ...................... 0
130,422
Retail — 1 .7%
3,500 Bassett Furniture Industries Inc. ............... 54,740
20,000 Big 5 Sporting Goods Corp. † .................... 28,800
1,500 Bowlin Travel Centers Inc. † ....................... 6,750
44,000 Sportsman's Warehouse Holdings Inc. † .... 121,880
2,600 Village Super Market Inc. , Cl. A ................. 97,136
309,306
Specialty Chemicals — 2 .9%
20,000 American Vanguard Corp. † ....................... 114,800
20,000 Arq Inc. † .................................................. 143,200
500 Core Molding Technologies Inc. † .............. 10,275
1,500 Loop Industries Inc. † ............................... 2,220
500 Orion SA .................................................. 3,790

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
75,000 Treatt plc .................................................. $ 270,829
545,114
Telecommunication Services — 0.0%
400 Blackline Safety Corp. † ............................. 2,101
200 Shenandoah Telecommunications Co. ....... 2,684
4,785
Wireless Telecommunication Services — 0.0%
22,877 NII Holdings Inc., Escrow † ....................... 8,007
TOTAL COMMON STOCKS ........................ 13,024,599
RIGHTS — 0.0%
Health Care — 0.0%
16,000 Epizyme Inc. , CVR † .................................. 320
30,000 Paratek Pharmaceuticals Inc. , CVR † .......... 600
920
TOTAL RIGHTS ......................................... 920
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 30 .4%
$ 5,725,000 U.S. Treasury Bills,
3.846 % to 4.291% †† ,
10/02/25 to 04/02/26 ............................ 5,681,814
TOTAL INVESTMENTS — 100.0%
(Cost $ 16,740,596 ) ............................... $ 18,707,333
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 86 .0% $ 16,088,707
Europe .............................. 8 .7 1,615,647
Canada .............................. 2 .8 523,559
Latin America ....................... 1 .4 268,924
Asia/Pacific ......................... 1 .1 210,496
100.0% $ 18,707,333